Cash and cash equivalents - Schedule of Cash And Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and cash equivalents [Abstract]
Cash at banks	€ 160,919	€ 44,585
Total	€ 160,919	€ 44,585	€ 83,022	€ 24,652